Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations
Sales	£ 3,869	£ 4,129	£ 4,513
Cost of goods sold	(1,858)	(1,943)	(2,066)
Gross profit	2,011	2,186	2,447
Operating expenses	(1,806)	(1,907)	(2,202)
Other net gains and losses	16	230	128
Share of results of joint ventures and associates	54	44	78
Operating profit	275	553	451
Finance costs	(84)	(91)	(110)
Finance income	41	36	80
Profit before tax	232	498	421
Income tax	34	92	(13)
Profit for the year	266	590	408
Attributable to:
Equity holders of the company	264	588	406
Non-controlling interest	£ 2	£ 2	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 34.0	£ 75.6	£ 49.9
- diluted	£ 34.0	£ 75.5	£ 49.9